Document and Entity Information	Total
Prospectus:
Document Type	N-1A/A
Document Period End Date	Jan. 23, 2023
Entity Registrant Name	Calamos Antetokounmpo Sustainable Equities Trust
Entity Central Index Key	0001943291
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 23, 2023
Document Effective Date	Jan. 23, 2023
Prospectus Date	Jan. 23, 2023
Calamos Antetokounmpo Sustainable Equities Fund | Class R6
Prospectus:
Trading Symbol	SROSX
Calamos Antetokounmpo Sustainable Equities Fund | Class A
Prospectus:
Trading Symbol	SROAX
Calamos Antetokounmpo Sustainable Equities Fund | Class I
Prospectus:
Trading Symbol	SROIX
Calamos Antetokounmpo Sustainable Equities Fund | Class C
Prospectus:
Trading Symbol	SROCX